Subsequent Events (Details) - Subsequent Event [Member] - shares	1 Months Ended
	Mar. 31, 2015	Jan. 31, 2015
Subsequent Event [Line Items]
Stock issued for advisory services	90,000
Increment One [Member]
Subsequent Event [Line Items]
Stock issued for advisory services	45,000
Outside director [Member]
Subsequent Event [Line Items]
Common stock Issued shares as director fees		12,500